Warrants (Details Narrative)			12 Months Ended
	Dec. 09, 2022 USD ($) shares	Feb. 11, 2021 CNY (¥) shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description			Each public warrant entitles the holder thereof to purchase one-half (1/2) of one ordinary share at a price of $11.50 per full share, subject to adjustment as described in this report.
Sale of units | shares	3,960,396	4,600,000
Aggregate value of warrants	$ 123,750	¥ 380,000
Change in fair value of warrants | $				$ 123,750
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share | ¥ / shares			¥ 10.0
Sale of units | shares			225,000
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share | ¥ / shares			¥ 11.50